SEGMENT INFORMATION (Tables)	12 Months Ended
Feb. 02, 2018
Segment Reporting [Abstract]
Reconciliation of revenue from segments to consolidated
The following table presents a reconciliation of net revenue by the Company's reportable segments to the Company's consolidated net revenue as well as a reconciliation of consolidated segment operating income to the Company's consolidated operating loss:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Consolidated net revenue:
Infrastructure Solutions Group	$30,917	$22,070
Client Solutions Group	39,218	36,509
VMware	7,994	3,543
Reportable segment net revenue	78,129	62,122
Other businesses (a)	2,195	1,153
Unallocated transactions (b)	(15)	41
Impact of purchase accounting (c)	(1,269)	(1,152)
Total net revenue	$79,040	$62,164

Consolidated operating income (loss):
Infrastructure Solutions Group	$3,068	$2,920
Client Solutions Group	2,044	1,751
VMware	2,809	1,516
Reportable segment operating income	7,921	6,187
Other businesses (a)	(125)	(42)
Unallocated transactions (b)	(24)	(198)
Impact of purchase accounting (c)	(1,546)	(2,266)
Amortization of intangibles	(6,980)	(3,681)
Transaction-related expenses (d)	(502)	(1,488)
Other corporate expenses (e)	(1,160)	(902)
Total operating loss	$(2,416)	$(2,390)
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(a)
Pivotal, SecureWorks, RSA Security, Virtustream, and Boomi constitute "Other businesses" but do not meet the requirements for a reportable segment, either individually or collectively. The results of Other businesses are not material to the Company's overall results.

(b)	Unallocated transactions includes long-term incentives, certain short-term incentive compensation expenses, and other corporate items that are not allocated to Dell Technologies' reportable segments.

(c)	Impact of purchase accounting includes non-cash purchase accounting adjustments that are primarily related to the EMC merger transaction.

(d)	Transaction-related expenses includes acquisition, integration, and divestiture related costs.

(e)	Other corporate expenses includes severance and facility action costs as well as stock-based compensation expense.

Net revenue and property, plant, and equipment, net
The following table presents net revenue by business unit categories:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Net revenue:
Infrastructure Solutions Group:
Servers and networking	$15,533	$12,973
Storage	15,384	9,097
Total ISG net revenue	30,917	22,070

Client Solutions Group:
Commercial	27,507	25,773
Consumer	11,711	10,736
Total CSG net revenue	39,218	36,509

VMware
Total VMware net revenue	7,994	3,543

Total segment net revenue	$78,129	$62,122

The following tables present net revenue and property, plant, and equipment, net allocated between the United States and foreign countries:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Net revenue:
United States	$38,528	$30,966
Foreign countries	40,512	31,198
Total net revenue	$79,040	$62,164

	February 2, 2018	February 3, 2017
	(in millions)
Property, plant, and equipment, net:
United States	$4,093	$4,320
Foreign countries	1,297	1,333
Total property, plant, and equipment, net	$5,390	$5,653